15. OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2020
Other Payables [Abstract]
Schedule of other payables

The other obligations classified in current and non-current liabilities have the following composition:

				Consolidated
	Current			Non-current
	12/31/2020	12/31/2019	12/31/2020	12/31/2019
Payables to related parties (note 22 b)	70,458	46,063	78,083	88,021
Derivative financial instruments (note 14 I)	8,722		97,535
Dividends and interest on capital (note 14 I)	946,133	13,252
Advances from customers (1)	1,100,772	787,604	1,725,838	1,845,248
Taxes in installments	45,331	19,498	160,247	67,727
Profit sharing - employees	150,341	162,866
Taxes payable			38,493	8,805
Provision for consumption and services	175,242	204,299
Third party materials in our possession	84,832	78,820
Trade payables - Drawee Risk (note 17)	623,861	1,121,312
Trade payables (note 17)			543,527
Lease Liabilities (note 16)	93,626	35,040	436,505	439,350
Other payables	58,321	57,690	65,108	44,551
	3,357,639	2,526,444	3,145,336	2,493,702

1.	Advances from customers: During 2019, the subsidiary CSN Mineração entered into an agreement with a major international player for the supply of approximately 22 million tons of iron ore and an additional supply of 11 million tons of iron ore. Accordingly, CSN Mineração S.A. received in advance the amounts of US$496 million (R$1,951,303) and US$250 million (R$956,440) on March 29, 2019 and August 5, 2019, respectively. The term for the execution of the contracted volumes is 5 years. Finally, on September 16, 2019, the parties again amended the contract to adjust the delivery conditions for iron ore. In July 2020, the subsidiary concluded the contract for the additional supply of approximately 4 million tons of iron ore, which was received in advance, on August 28, 2020, the amount of US$115 million (R$629 million). The term for the execution of the contract is 3 years.